Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 11, 2025
Entity Registrant Name	BRC Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41275
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	3131 W. 2210 S., Suite C
Entity Address, City or Town	West Valley City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	801
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001891101
Amendment Description	As previously disclosed in BRC Inc.’s (the “Company”) Current Report on Form 8-K filed on April 15, 2025 (the “Original 8-K”), on April 11, 2025, the Board of Directors (the “Board”) of the Company increased the size of the Board from seven to nine members and appointed Sean Moriarty to fill one of the vacancies created by such increase in the size of the Board.At the time the Original Form 8-K was filed, the Board had not yet made a determination regarding Board committee assignments for Mr. Moriarty. The Company is filing this Amendment No. 1 to the Original 8-K solely to report that, on February 17, 2026, the Board appointed Mr. Moriarty to serve on the Board’s Audit Committee and as a member and chair of the Board’s Nominating & Corporate Governance Committee.